Provisions - Movement in Provision for Lease Contract Termination Costs (Detail) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Less: current portion of provision for lease contract termination costs	€ 2,354	€ 2,227
Non-current portion of provision for lease contract termination costs	3,638	4,620
Lease Contract Termination Costs [Member]
Restructuring Cost and Reserve [Line Items]
Provision for lease contract termination costs, Beginning Balance	6,847	10,254
Utilization of the provision	(2,517)	(2,790)
Release of the provision		(1,011)
Unwinding of discount	918	391
Effect of exchange rates	744	3
Provision for lease contract termination costs, Ending Balance	5,992	6,847
Provision for lease contract termination costs, Ending Balance	5,992	6,847
Less: current portion of provision for lease contract termination costs	2,354	2,227
Non-current portion of provision for lease contract termination costs	€ 3,638	€ 4,620